Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep. 01, 2013
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Recovery and Infrastructure Fund	9/1/2013

Effective December 11, 2013, the Fund's name will change to Columbia Global Infrastructure Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Recovery and Infrastructure Fund are deleted and replaced with Columbia Global Infrastructure Fund.

On January 30, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other "hybrid" (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.

Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund's investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund's investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.

Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund's net assets above this 40% level, consistent with the investment manager's view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.

In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.

On January 30, 2014, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (the risks of which are described below) and, as a result, the risks of investing in emerging market countries are even more magnified in frontier market countries. Increased include the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

The rest of the section remains the same.

On January 30, 2014, the "Average Annual Total Return" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	Life of Fund
Class A	02/19/2009
returns before taxes		9.54%	23.94%
returns after taxes on distributions		9.25%	23.25%
returns after taxes on distributions and sale of Fund shares		6.59%	21.01%
Class B returns before taxes	02/19/2009	10.32%	24.49%
Class C returns before taxes	02/19/2009	14.38%	24.92%
Class I returns before taxes	02/19/2009	16.70%	26.37%
Class K returns before taxes	02/19/2009	16.43%	25.99%
Class R returns before taxes	02/19/2009	15.94%	25.47%
Class R5 returns before taxes	02/19/2009	16.70%	26.30%
Class Z returns before taxes	09/27/2010	16.53%	26.06%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)		11.89%	15.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	19.49%

Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

		The rest of the section remains the same.
Columbia Recovery and Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst2_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Recovery and Infrastructure Fund	9/1/2013

Effective December 11, 2013, the Fund's name will change to Columbia Global Infrastructure Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Recovery and Infrastructure Fund are deleted and replaced with Columbia Global Infrastructure Fund.

On January 30, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other "hybrid" (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.

Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund's investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund's investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.

Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund's net assets above this 40% level, consistent with the investment manager's view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.

In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.

On January 30, 2014, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (the risks of which are described below) and, as a result, the risks of investing in emerging market countries are even more magnified in frontier market countries. Increased include the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

The rest of the section remains the same.

On January 30, 2014, the "Average Annual Total Return" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	Life of Fund
Class A	02/19/2009
returns before taxes		9.54%	23.94%
returns after taxes on distributions		9.25%	23.25%
returns after taxes on distributions and sale of Fund shares		6.59%	21.01%
Class B returns before taxes	02/19/2009	10.32%	24.49%
Class C returns before taxes	02/19/2009	14.38%	24.92%
Class I returns before taxes	02/19/2009	16.70%	26.37%
Class K returns before taxes	02/19/2009	16.43%	25.99%
Class R returns before taxes	02/19/2009	15.94%	25.47%
Class R5 returns before taxes	02/19/2009	16.70%	26.30%
Class Z returns before taxes	09/27/2010	16.53%	26.06%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)		11.89%	15.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	19.49%

Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.

		The rest of the section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other "hybrid" (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.

Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund's investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund's investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.

Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund's net assets above this 40% level, consistent with the investment manager's view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.

		In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
Columbia Recovery and Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	23.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%
Life of Fund	rr_AverageAnnualReturnSinceInception	24.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	24.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	26.37%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	25.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	25.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	26.30%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	26.06%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Recovery and Infrastructure Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	23.25%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	21.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 19, 2009
Columbia Recovery and Infrastructure Fund | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.14%
Columbia Recovery and Infrastructure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	19.49%